Document And Entity Information	12 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	ESTRELLA IMMUNOPHARMA, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Central Index Key	0001844417
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE